Property and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY, EQUIPMENT AND RIGHT-OF-USE ASSETS
14.1    PROPERTY AND EQUIPMENT

Description	Weighted average rate (p.a.)	December 31, 2019	Business combination – Azul Conecta	Acquisitions	Disposals/write-offs	Contractual modifications	Transfers (a)	December 31, 2020

Cost
Aircraft and engines		2,706,529	97,814	259,986	(689,771)	—	(76,897)	2,297,661
Building and leasehold improvements		296,728	—	22,433	(2,104)	(975)	169,165	485,247
Equipment and facilities		176,814	780	21,324	(12,867)	—	(4,957)	181,094
Other – property and equipment		24,297	294	818	—	—	2,599	28,008
Construction in progress		171,839	—	40,464	(4,485)	—	(174,188)	33,630
Advance payments for acquisition of aircraft		84,578	—	20,800	(13,434)	—	—	91,944
		3,460,785	98,888	365,825	(722,661)	(975)	(84,278)	3,117,584
Depreciation
Aircraft and engines	8%	(612,124)	(24,214)	(207,908)	230,855	—	(11,345)	(624,736)
Building and leasehold improvements	17%	(78,001)	—	(50,795)	35	—	—	(128,761)
Equipment and facilities	12%	(97,990)	(326)	(21,191)	11,786	—	(196)	(107,917)
Other – property and equipment	11%	(16,654)	(142)	(2,792)	—	—	(18)	(19,606)
		(804,769)	(24,682)	(282,686)	242,676	—	(11,559)	(881,020)
Total property and equipment		2,656,016	74,206	83,139	(479,985)	(975)	(95,837)	2,236,564
Impairment		(687,176)	—	—	250,318	—	—	(436,858)
Total property and equipment, net		1,968,840	74,206	83,139	(229,667)	(975)	(95,837)	1,799,706

Description	Weighted average rate (p.a.)	December 31, 2018	Acquisitions	Disposals/write-offs	Transfers	December 31, 2019

Cost
Aircraft and engines		2,007,825	712,679	(222,745)	208,770	2,706,529
Buildings and leasehold improvements		146,315	124,181	(3,118)	29,350	296,728
Equipment and facilities		130,655	48,101	(2,091)	149	176,814
Other – property and equipment		22,035	2,267	(5)	—	24,297
Construction in progress		81,023	319,275	—	(228,459)	171,839
Advance payments for acquisition of aircraft		112,923	55,649	(45,081)	(38,913)	84,578
		2,500,776	1,262,152	(273,040)	(29,103)	3,460,785
Depreciation
Aircraft and engines	9%	(509,296)	(177,372)	74,544	—	(612,124)
Buildings and leasehold improvements	17%	(53,030)	(25,157)	186	—	(78,001)
Equipment and facilities	13%	(81,412)	(17,265)	687	—	(97,990)
Other – property and equipment	8%	(14,799)	(1,860)	5	—	(16,654)
		(658,537)	(221,654)	75,422	—	(804,769)
Total property and equipment		1,842,239	1,040,498	(197,618)	(29,103)	2,656,016
Impairment		—	(687,176)	—	—	(687,176)
Total property and equipment, net		1,842,239	353,322	(197,618)	(29,103)	1,968,840

(a)	Balance of aeronautical material transferred to “Inventories” in amount of R$110,937 for the year ended December 31, 2020.
14.2    RIGHT-OF-USE ASSETS

Description	Weighted average rate (p.a.)	December 31, 2019	Acquisitions (a)	Disposals/write-offs	Contractual modifications	Transfers (b)	December 31, 2020

Cost
Aircraft		12,071,427	2,197,881	(25,741)	(4,736,892)	68,701	9,575,376
Engines and simulators		484,597	86,995	(38,160)	(6,515)	1,393	528,310
Restoration of aircraft and engines		423,194	290,785	(116,968)	—	—	597,011
Maintenance of aircraft and engines		1,374,925	168,513	(82,887)	(54,658)	8,614	1,414,507
Properties		114,167	—	—	—	—	114,167
Other		42,391	109	(12,065)	—	—	30,435
		14,510,701	2,744,283	(275,821)	(4,798,065)	78,708	12,259,806
Depreciation
Aircraft	8%	(4,538,684)	(954,452)	25,741	—	(31,220)	(5,498,615)
Engines and simulators	14%	(231,625)	(67,191)	35,595	—	(1,392)	(264,613)
Restoration of aircraft and engines	9%	(145,546)	(37,315)	—	—	—	(182,861)
Maintenance of aircraft and engines	27%	(549,869)	(368,476)	32,729	—	(6,709)	(892,325)
Properties	9%	(64,042)	(10,565)	—	—	—	(74,607)
Other	16%	(34,776)	(6,717)	12,064	—	—	(29,429)
		(5,564,542)	(1,444,716)	106,129	—	(39,321)	(6,942,450)
Total rigth-of-use assets		8,946,159	1,299,567	(169,692)	(4,798,065)	39,387	5,317,356
Impairment		(1,361,356)	—	72,815	581,926	—	(706,615)
Total rigth-of-use assets, net		7,584,803	1,299,567	(96,877)	(4,216,139)	39,387	4,610,741

Description	Weighted average rate (p.a.)	December 31, 2018	Acquisitions	Disposals/write-offs	Transfers	December 31, 2019

Cost
Aircraft		8,232,475	4,031,436	(118,193)	(74,291)	12,071,427
Engines and simulators		336,731	147,866	—	—	484,597
Restoration of aircraft and engines		283,542	139,652	—	—	423,194
Maintenance of aircraft and engines		923,517	534,502	(88,102)	5,008	1,374,925
Properties		105,754	8,413	—	—	114,167
Other		28,766	14,475	(850)	—	42,391
		9,910,785	4,876,344	(207,145)	(69,283)	14,510,701
Depreciation
Aircraft	11%	(3,691,143)	(928,018)	52,589	27,888	(4,538,684)
Engines and simulators	11%	(192,902)	(38,723)	—	—	(231,625)
Restoration of aircraft and engines	12%	(112,043)	(33,503)	—	—	(145,546)
Maintenance of aircraft and engines	33%	(290,617)	(304,356)	45,104	—	(549,869)
Properties	12%	(51,604)	(12,438)	—	—	(64,042)
Other	77%	(13,251)	(22,141)	616	—	(34,776)
		(4,351,560)	(1,339,179)	98,309	27,888	(5,564,542)
Total rigth-of-use assets		5,559,225	3,537,165	(108,836)	(41,395)	8,946,159
Impairment		—	(1,361,356)	—	—	(1,361,356)
Total rigth-of-use assets, net		5,559,225	2,175,809	(108,836)	(41,395)	7,584,803

(a)	ROU acquisitions are net of credits obtained from aircraft and engine manufacturers.
(b)	Balance of available for sale transferred to “Property and equipment” in amount of R$54,487.
During the year ended December 31, 2020, the Company carried out a sale and leaseback transaction for five of its own engines. The gain related to this operation corresponds to the amount of R$17,104, recognized in “Other operating expenses, net”.
In accordance with IFRS 16 – Leases, it was necessary to apply the requirements that deal with lease modification. The effects related to these modifications are represented by a reduction in the lease liabilities of R$5,701,928, with a balancing item in right-of-use assets in the amount of R$4,799,040, with the difference recognized in the statement of operations in “Other operating expenses, net ” in the amount of R$902,888.